SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Account Trust
Government & Agency Securities
Portfolio
Money Market Portfolio
Tax-Exempt Portfolio
Cash Management Fund
Cash Reserve Fund, Inc.
Prime Series
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
DWS Alternative Asset Allocation Fund
DWS California Tax–Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Diversified Market Neutral Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed
  Income Fund
DWS Enhanced Global Bond Fund
DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global Equity Fund
DWS Global Growth Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund

DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS International Value Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund
DWS Mid Cap Value Fund
DWS Money Market Prime Series
DWS Money Market Series
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities
  Fund
DWS RREEF Real Estate Securities Fund
DWS RREEF Real Estate Securities Income
  Fund
DWS S&P 500 Index Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Small Cap Value Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax-Free Fund

DWS Target 2014 Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra-Short Duration Fund
DWS Unconstrained Income Fund
DWS Variable NAV Money Fund
DWS World Dividend Fund
Investors Cash Trust
Treasury Portfolio
NY Tax Free Money Fund
Tax Free Money Fund Investment
Tax-Exempt California Money Market Fund

DWS Variable Series I:
DWS Bond VIP
DWS Capital Growth VIP
DWS Core Equity VIP
DWS Global Small Cap Growth VIP
DWS International VIP

DWS Variable Series II:
DWS Alternative Asset Allocation VIP
DWS Global Equity VIP
DWS Global Growth VIP
DWS Global Income Builder VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Large Cap Value VIP
DWS Money Market VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP
DWS Unconstrained Income VIP

DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

Effective January 1, 2014, the following information replaces similar disclosure in “PART I: APPENDIX I-B — BOARD COMMITTEES AND MEETINGS” of each Fund’s/Portfolio’s Statement of Additional Information:

Board Committees. The Board has established the following standing committees: Audit Committee, Nominating and Governance Committee, Contract Committee, Equity Oversight Committee, Fixed Income and Asset Allocation Oversight Committee, Operations Committee, Valuation Sub-Committee and Dividend Committee.

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SAISTKR-138

Name of Committee	Number of Meetings in Last Calendar Year	Functions	Current Members
AUDIT COMMITTEE	7
Assists the Board in fulfilling its responsibility for oversight of (1) the integrity of the financial statements, (2) the fund’s accounting and financial reporting policies and procedures, (3) the fund’s compliance with legal and regulatory requirements related to accounting and financial reporting, (4) valuation of fund assets and securities and (5) the qualifications, independence and performance of the independent registered public accounting firm for the fund. Oversees the valuation of the fund’s securities and other assets and determines, as needed, the fair value of fund securities or other assets under certain circumstances as described in the fund’s Valuation Procedures. It also approves and recommends to the Board the appointment, retention or termination of the independent registered public accounting firm for the fund, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the fund’s accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence.
			Paul K. Freeman (Chair), William McClayton (Vice Chair), John W. Ballantine, Henry P. Becton, Jr. and Richard J. Herring
NOMINATING AND GOVERNANCE COMMITTEE	6
Recommends individuals for membership on the Board, nominates officers, Board and committee chairs, vice chairs and committee members, and oversees the operations of the Board. The Nominating and Governance Committee has not established specific, minimum qualifications that must be met by an individual to be considered by the Nominating and Governance Committee for nomination as a Board Member. The Nominating and Governance Committee may take into account a wide variety of factors in considering Board Member candidates, including, but not limited to: (i) availability and commitment of a candidate to attend meetings and perform his or her responsibilities to the Board, (ii) relevant industry and related experience, (iii) educational background, (iv) financial expertise, (v) an assessment of the candidate’s ability, judgment and expertise, and (vi) the current composition of the Board. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Governance Committee reviews recommendations by shareholders for candidates for Board positions on the same basis as candidates recommended by other sources. Shareholders may recommend candidates for Board positions by forwarding their correspondence by US mail or courier service to Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.
			Rebecca W. Rimel (Chair), Henry P. Becton, Jr. (Vice Chair), John W. Ballantine and William McClayton

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SAISTKR-138

Name of Committee	Number of Meetings in Last Calendar Year	Functions	Current Members
CONTRACT COMMITTEE	7	Reviews at least annually, (a) the fund’s financial arrangements with DIMA and its affiliates, and (b) the fund’s expense ratios.	Keith R. Fox (Chair), Robert H. Wadsworth (Vice Chair), Dawn-Marie Driscoll, Paul K. Freeman, Richard J. Herring, William N. Searcy, Jr. and Jean Gleason Stromberg
EQUITY OVERSIGHT COMMITTEE	6	Reviews the investment operations of those funds that primarily invest in equity securities (except for those funds managed by an asset allocation investment team).	William McClayton (Chair), Keith R. Fox (Vice Chair), Henry P. Becton, Jr., Rebecca W. Rimel, Jean Gleason Stromberg and Robert H. Wadsworth
FIXED INCOME AND ASSET ALLOCATION OVERSIGHT COMMITTEE	6	Reviews the investment operations of those funds that primarily invest in fixed income securities or pursue an asset allocation strategy.	John W. Ballantine (Chair), William N. Searcy, Jr. (Vice Chair), Dawn-Marie Driscoll, Paul K. Freeman and Richard J. Herring
OPERATIONS COMMITTEE	6
Reviews the administrative operations and general compliance matters of the fund. Reviews administrative matters related to the operations of the fund, policies and procedures relating to portfolio transactions, custody arrangements, fidelity bond and insurance arrangements and such other tasks as the full Board deems necessary or appropriate.
			Jean Gleason Stromberg (Chair), Dawn-Marie Driscoll (Vice Chair), Keith R. Fox, Rebecca W. Rimel, William N. Searcy, Jr. and Robert H. Wadsworth
VALUATION SUB-COMMITTEE	0	Appointed by the Audit Committee, the Valuation Sub-Committee may make determinations of fair value required when the Audit Committee is not in session.	John W. Ballantine, Richard J. Herring, Henry P. Becton, Jr. (Alternate), Paul K. Freeman (Alternate) and William McClayton (Alternate)

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Name of Committee	Number of Meetings in Last Calendar Year	Functions	Current Members
DIVIDEND COMMITTEE	0	Authorizes dividends and other distributions for those funds that are organized as series of a Maryland corporation. Committee meets on an as-needed basis.
Kenneth C. Froewiss, Robert H. Wadsworth, John W. Ballantine (Alternate), Henry P. Becton, Jr. (Alternate), Dawn-Marie Driscoll (Alternate), Keith R. Fox (Alternate), Paul K. Freeman (Alternate), Richard J. Herring (Alternate), William McClayton (Alternate), Rebecca W. Rimel (Alternate),William N. Searcy, Jr. (Alternate) and Jean Gleason Stromberg (Alternate)

Ad Hoc Committees. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

December 23, 2013
SAISTKR-138

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